Long-Term Bank Deposits And Other Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Long-term Investments and Receivables, Net [Abstract]
Restricted deposits with banks (1)	[1]	$ 462	$ 652
Cross-currency interest rate swap		8,064	7,624
Deposits with banks and other long-term receivables	[2]	7,391	7,489
Long-term bank deposits and other receivables		15,917	15,765
Long-term balances of non-qualified deferred compensation plan		$ 7,106	$ 6,790

[1]	Restricted deposits in respect of an issued bank guarantee
[2]	Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $7,106 and $6,790 as of December 31, 2016 and 2015, respectively (see Note 17)